Term Loans (Details) - Schedule of Term Loans - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 29, 2024
Current liabilities
Total term loans	R 59,947	R 48,179
Non-current liabilities [Member]
Non-current liabilities
Total term loans	38,304	41,645
Current liabilities [Member]
Current liabilities
Total term loans	R 21,643	6,534
Interest Bearing Loans [Member] | ZAR [Member]
Non-current liabilities
Interest rate	7.25%
Maturity	September 2023
Total term loans	R 504
Current liabilities
Interest rate	7.25%
Maturity	September 2023
Interest Bearing Loans [Member] | Current liabilities [Member] | EUR [Member]
Non-current liabilities
Interest rate	EURIBOR + 3%
Maturity	December 2023
Current liabilities
Interest rate	EURIBOR + 3%
Maturity	December 2023
Total term loans	R 5,497
Interest Bearing Loans One [Member] | EUR [Member]
Non-current liabilities
Interest rate	EURIBOR + 3%
Maturity	December 2023
Total term loans	R 243
Current liabilities
Interest rate	EURIBOR + 3%
Maturity	December 2023
Mortgaged Bonds [Member] | ZAR [Member]
Non-current liabilities
Interest rate	Prime rate -1.15%
Maturity	December 2025
Total term loans	R 37,557	41,645
Current liabilities
Interest rate	Prime rate -1.15%
Maturity	December 2025
Mortgaged Bonds One [Member] | Current liabilities [Member] | ZAR [Member]
Non-current liabilities
Interest rate	Prime rate -1.15%
Maturity	December 2025
Current liabilities
Interest rate	Prime rate -1.15%
Maturity	December 2025
Total term loans	R 16,146	R 6,534